1
The GDL Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 57.0%
Aerospace  — 1.2%
44,000 Spirit AeroSystems Holdings Inc., Cl. A† . $ 1,698,400
Automotive  — 0.3%
20,000 Iveco Group NV .................. 430,994
Broadcasting  — 1.8%
14,237 Sirius XM Holdings Inc. ............. 331,366
110,000 TEGNA Inc. ..................... 2,236,300
2,567,666
Building and Construction  — 0.9%
11,000 Lennar Corp., Cl. B ................ 1,319,890
Business Services  — 4.0%
6,000 Acuren Corp.† ................... 79,860
110,000 Just Eat Takeaway.com NV† .......... 2,607,448
6,000 Shutterstock Inc. ................. 125,100
37,000 WNS Holdings Ltd.† ............... 2,821,990
15,000 Yext Inc.† ....................... 127,800
5,762,198
Cable and Satellite  — 0.9%
260,000 WideOpenWest Inc.† ............... 1,341,600
Computer Software and Services  — 3.9%
117,000 Informatica Inc., Cl. A† ............. 2,906,280
32,500 Integral Ad Science Holding Corp.† ..... 330,525
28,800 PROS Holdings Inc.† ............... 659,808
15,000 Sapiens International Corp. NV ........ 645,000
149,000 Vimeo Inc.† ..................... 1,154,750
5,696,363
Consumer Services  — 0.3%
170,000 Deliveroo plc† ................... 410,853
45,000 SPAR Group Inc.† ................. 46,350
457,203
Diversified Industrial  — 1.0%
55,000 Alphawave IP Group plc† ............ 137,953
15,000 Dayforce Inc.† ................... 1,033,350
1,500 Herc Holdings Inc. ................ 174,990
4,000 James Hardie Industries plc† ......... 76,840
1,423,133
Electronics  — 0.2%
3,000 Bel Fuse Inc., Cl. A ................ 349,050
Energy and Utilities  — 4.3%
41,000 ALLETE Inc. ..................... 2,722,400
12,000 Avista Corp. ..................... 453,720
2,500 Chevron Corp. ................... 388,225
45,000 DMC Global Inc.† ................. 380,250
Shares
Market
Value
460,000 Gulf Coast Ultra Deep Royalty Trust† .... $ 14,996
22,050 Schlumberger NV ................. 757,858
26,500 TXNM Energy Inc. ................. 1,498,575
6,216,024
Entertainment  — 1.3%
3,300 Electronic Arts Inc. ................ 665,610
35,000 Endeavor Group Holdings Inc., Cl. A .... 962,500
70,000 IMAX China Holding Inc.† ........... 73,581
7,000 Manchester United plc, Cl. A† ......... 105,980
1,807,671
Environmental Services  — 0.2%
14,000 Aris Water Solutions Inc., Cl. A ........ 345,240
Financial Services  — 11.1%
20,800 Air Lease Corp. ................... 1,323,920
27,000 Aspen Insurance Holdings Ltd., Cl. A† ... 991,170
11,700 Atlantic Union Bankshares Corp. ....... 412,893
230,000 AvidXchange Holdings Inc.† .......... 2,288,500
175,000 Cantaloupe Inc.† .................. 1,849,750
26,499 Capital One Financial Corp. ........... 5,633,158
7,600 CFSB Bancorp Inc.† ............... 107,464
91,000 International Money Express Inc.† ..... 1,271,270
25,000 Renasant Corp. ................... 922,250
44,500 Soho House & Co. Inc.† ............ 393,825
16,400 Steel Partners Holdings LP† .......... 693,064
5,630 Towne Bank ..................... 194,629
16,081,893
Food and Beverage  — 4.2%
58,000 Amcor plc ...................... 474,440
9,000 JDE Peet's NV ................... 329,673
62,000 Kellanova ....................... 5,085,240
6,000 Lifeway Foods Inc.† ............... 166,560
6,055,913
Health Care  — 11.1%
44,000 89bio Inc.† ...................... 646,800
22,000 Andlauer Healthcare Group Inc. ....... 834,188
107,000 Cross Country Healthcare Inc.† ....... 1,519,400
15,000 LENSAR Inc.† .................... 185,250
7,000 Merus NV† ...................... 659,050
12,000 Metsera Inc.† .................... 627,960
140,000 Performant Healthcare Inc.† .......... 1,082,200
24,000 STAAR Surgical Co.† ............... 644,880
14,000 Surgery Partners Inc.† ............. 302,960
41,700 SurModics Inc.† .................. 1,246,413
35,000 Tourmaline Bio Inc.† ............... 1,674,050
43,500 Verona Pharma plc, ADR† ........... 4,641,885
107,400 Zimvie Inc.† ..................... 2,034,156
16,099,192

The GDL Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery  — 1.5%
25,000 CFT SpA†(a) ..................... $ 135,016
10,000 Chart Industries Inc.† .............. 2,001,500
2,136,516
Metals and Mining  — 2.3%
178,500 First Majestic Silver Corp. ........... 2,193,765
55,000 MAC Copper Ltd.† ................ 671,550
35,000 Sandstorm Gold Ltd. ............... 438,200
3,303,515
Paper and Forest Products  — 0.3%
10,280 International Paper Co. ............. 476,992
Real Estate  — 1.3%
100,000 City Office REIT Inc. ............... 696,000
110,000 InterRent Real Estate Investment Trust .. 1,056,765
10,725 Paramount Group Inc., REIT† ......... 70,142
1,822,907
Retail  — 1.0%
25,000 Bapcor Ltd. ..................... 52,440
25,000 Big 5 Sporting Goods Corp.† ......... 36,000
77,700 Potbelly Corp.† ................... 1,324,008
1,412,448
Specialty Chemicals  — 0.4%
9,000 Covestro AG† .................... 616,024
Telecommunications  — 3.2%
101,800 Frontier Communications Parent Inc.† ... 3,802,230
34,000 Meridianlink Inc.† ................. 677,620
50,000 Spirent Communications plc ......... 133,414
4,613,264
Transportation  — 0.1%
40,000 Abertis Infraestructuras SA†(a) ....... 165,776
Wireless Communications  — 0.2%
713,121 NII Holdings Inc., Escrow† ........... 249,592
TOTAL COMMON STOCKS ......... 82,449,464
CLOSED-END FUNDS  — 0.4%
425,000 Altaba Inc., Escrow† ............... 573,750
RIGHTS  — 0.5%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 100
5,000 Gen Digital Inc., CVR† .............. 34,850
34,950
Health Care  — 0.3%
21,000 ABIOMED Inc., CVR† ............... 33,600
Shares
Market
Value
104,000 Adamas Pharmaceuticals Inc., CVR† .... $ 1,300
104,000 Adamas Pharmaceuticals Inc., CVR† .... 1,300
40,000 Akouos Inc., CVR† ................ 20,000
6,000 Albireo Pharma Inc., CVR† ........... 13,500
25,000 Alimera Sciences Inc., CVR† ......... 250
79,391 Ambit Biosciences Corp., CVR†(a) ..... 0
28,000 Blueprint Medicines Corp., CVR† ...... 11,200
315,000 Checkpoint Therapeutics Inc., CVR† .... 31,500
64,000 Chinook Therapeutics Inc., CVR† ...... 12,800
28,000 Epizyme Inc., CVR† ................ 560
60,000 Fusion Pharmaceuticals Inc., CVR† ..... 30,000
500,000 Gracell Biotechnologies Inc., CVR† ..... 20,000
30,000 Icosavax Inc., CVR† ............... 9,000
300,000 Innocoll, CVR†(a) ................. 0
10,000 Mirati Therapeutics Inc., CVR† ........ 5,000
3,000 Opiant Pharmaceuticals Inc., CVR† ..... 1,500
70,000 Optinose Inc., CVR† ............... 35,000
130,000 Paragon 28 Inc., CVR† ............. 6,500
100,000 Paratek Pharmaceuticals Inc., CVR† .... 2,000
41,797 Poseida Therapeutics Inc., CVR† ...... 20,899
3,000 Prevail Therapeutics Inc., CVR† ....... 600
40,000 Regulus Therapeutics Inc, CVR† ....... 40,000
300,000 Sage Therapeutics Inc., CVR† ........ 45,000
1,000 Sigilon Therapeutics Inc., CVR† ....... 7,550
30,000 Verve Therapeutics Inc., CVR† ........ 15,000
245,000 Vigil Neuroscience Inc., CVR† ........ 12,250
376,309
Metals and Mining  — 0.1%
10,000 Kinross Gold Corp., CVR†(a) ......... 0
419,000 Pan American Silver Corp., CVR† ...... 146,608
146,608
Paper and Forest Products  — 0.0%
24,000 Resolute Forest Products Inc., CVR† .... 36,000
Retail  — 0.1%
140,000 Walgreens Boots Alliance Inc., CVR† .... 70,000
TOTAL RIGHTS ................ 663,867
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 49.4%
$ 71,922,000 U.S. Treasury Bills,
3.846% to 4.301%††, 10/02/25 to
04/02/26(b) ................... 71,418,559
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 107.3%
(Cost $150,136,038) ............. $ 155,105,640

The GDL Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (7.5)%
Aerospace — (0.2)%
1,300 The Boeing Co. ............................. $ 280,579
Energy and Utilities — (0.3)%
2,500 Chevron Corp. ............................. 388,225
Financial Services — (4.8)%
11,700 Atlantic Union Bankshares Corp. ........... 412,893
26,498 Capital One Financial Corp. ................ 5,632,945
25,000 Renasant Corp. ............................ 922,250
6,968,088
Food and Beverage — (0.3)%
58,000 Amcor plc .................................. 474,440
Metals and Mining — (1.5)%
178,500 First Majestic Silver Corp. .................. 2,193,765
Paper and Forest Products — (0.4)%
10,280 International Paper Co. .................... 476,992
TOTAL SECURITIES SOLD SHORT
(Proceeds received $9,015,388)(c) ...... $ 10,782,089
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2025, $1,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 89.3% $ 138,510,738
Europe .............................. 7.7 11,964,171
Asia/Pacific ......................... 2.3 3,545,980
Latin America ....................... 0.7 1,084,751
Total Investments — Long Positions 100.0% $ 155,105,640
Short Positions
North America ...................... (6.6) % $ (10,307,649)
Latin America ....................... (0.3) (474,440)
Total Investments — Short Positions (6.9)% $ (10,782,089)
As of September 30, 2025, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
USD 3,663,166 EUR 3,100,000 State Street Bank and Trust Co. 10/31/25 $ 16,527
USD 1,521,601 CAD 2,100,000 State Street Bank and Trust Co. 10/31/25 10,264
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 26,791